Real Estate - Schedule of Real Estate Under Development (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Line Items]
Land Held for Development	$ 1,562,718,751	$ 1,543,383,386	$ 1,558,892,731
Real Estate Under Development [Member] | Murfreesboro, TN [Member]
Real Estate [Line Items]
Land Held for Development	2,469,183
Construction in Progress	1,836,063
Total Carrying Value	$ 4,305,246